FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Sep. 13, 2018 NOK (kr)	Dec. 31, 2017 USD ($)	Mar. 19, 2014 NOK (kr)
Derivative [Line Items]
Debt amount | $		$ 900,000			$ 1,100,000
NOK600million senior unsecured floating rate bonds due 2023 [Member]
Derivative [Line Items]
Debt Instrument, Face Amount				kr 600,000,000
NOK 900 Million Senior Unsecured Bonds [Member]
Derivative [Line Items]
Debt Instrument, Face Amount						kr 900,000,000
Designated as Hedging Instrument [Member] | Cross Currency Contract 1 [Member]
Derivative [Line Items]
Inception date		Sep. 19, 2018
Maturity date	[1]	Sep. 23, 2023
Debt amount	[1]	$ 62,079	kr 472,000,000
Designated as Hedging Instrument [Member] | $151,008 (equivalent to NOK900 million)
Derivative [Line Items]
Inception date	[1]	Mar. 19, 2014
Maturity date	[1]	Mar. 19, 2019
Debt amount	[1]	$ 151,008	900,000,000
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million)
Derivative [Line Items]
Inception date		Oct. 19, 2017
Debt amount	[1]	$ 63,987	500,000,000
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 5 [Member]
Derivative [Line Items]
Inception date		Sep. 19, 2018
Maturity date	[1]	Mar. 19, 2019
Debt amount		$ 100,000 [1]	kr 16,833,000

[1]	These swaps relate to the NOK900 million and NOK500 million unsecured bonds due 2019 and 2020, respectively, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. †This swap relates to the NOK900 million unsecured bond due 2019, where NIBOR plus a margin is paid in exchange for a fixed interest rate. For the remaining swaps, the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.